INCOME TAXES - Schedule of Components of the Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax expense (benefit):
U.S.	$ 74	$ 152	$ 284
Non-U.S.	265	19	7
Total current tax expense (benefit)	339	171	291
Deferred tax expense (benefit):
U.S.	(9)	(52)	(76)
Non-U.S.	(34)	1	(578)
Total deferred tax expense (benefit)	(42)	(51)	(654)
Total income tax expense (benefit)	$ 296	$ 120	$ (363)